Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	$ 614,881	$ 611,239	$ 610,902
Allowance for credit losses	6,716	7,590	7,639
Net	608,165	603,649	603,263
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	296,727		284,684
Allowance for credit losses	841		884
Net	295,886		283,800
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	90,682		93,758
Allowance for credit losses	2,806		3,155
Net	87,876		90,603
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	12,826		14,797
Allowance for credit losses	1,545		1,886
Net	11,281		12,911
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	214,646		217,663
Allowance for credit losses	1,524		1,714
Net	213,122		215,949
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	5,116	5,279	5,053
Allowance for credit losses	1,938	1,994	1,957
Net	3,178	3,285	3,096
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,219	1,168	1,127
Allowance for credit losses	518	497	487
Net	701	671	640
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	49	57	116
Allowance for credit losses	2	3	4
Net	47	54	112
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	716	674	570
Allowance for credit losses	309	260	222
Net	407	414	348
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	872	973	824
Allowance for credit losses	380	475	498
Net	492	498	326
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	709	715	775
Allowance for credit losses	243	228	233
Net	466	487	542
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	521	541	459
Allowance for credit losses	135	130	102
Net	386	411	357
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,030	1,151	1,182
Allowance for credit losses	351	401	411
Net	679	750	771
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,495	1,563	1,490
Allowance for credit losses	410	406	392
Net	1,085	1,157	1,098
Financial instruments credit-impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	1,182	1,302	1,032
Allowance for credit losses	821	849	820
Net	361	453	212
Financial instruments credit-impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans
Allowance for credit losses
Net
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	2,439	2,414	2,531
Allowance for credit losses	707	739	745
Net	$ 1,732	$ 1,675	$ 1,786